PIMCO Funds

Supplement Dated June 14, 2019 to the

Bond Funds Prospectus dated July 30, 2018 and the

Statement of Additional Information dated July 30, 2018,

each as supplemented from time to time

Important Information Related to the PIMCO Dynamic Bond Fund (the “Fund”)

The Fund’s current contractual advisory fee waiver of 0.01% of the average daily net assets of the Fund, in effect through July 31, 2019, will not be renewed.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_061419

PIMCO Funds

Supplement Dated June 14, 2019 to the

Short Duration Strategy Funds Prospectus dated July 30, 2018 and the

Statement of Additional Information dated July 30, 2018,

each as supplemented from time to time

Important Information Related to the PIMCO Short Asset Investment Fund (the “Fund”)

The Fund’s current contractual advisory fee waiver of 0.03% of the average daily net assets of the Fund, in effect through July 31, 2019, will not be renewed.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_061419

PIMCO Funds

Supplement Dated June 14, 2019 to the

Equity-Related Strategy Funds Prospectus dated July 30, 2018 and the

Statement of Additional Information dated July 30, 2018,

each as supplemented from time to time

Important Information Related to the PIMCO RAE Low Volatility PLUS EMG Fund (the “Fund”)

Effective July 31, 2019, the contractual advisory fee waiver for the Fund will automatically renew for a one-year term according to its terms and will decrease from 0.15% to 0.05% of the average daily net assets of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_061419

PIMCO Funds

Supplement Dated June 14, 2019 to the

Quantitative Strategies Prospectus dated July 30, 2018 and the

Statement of Additional Information dated July 30, 2018,

each as supplemented from time to time

Important Information Related to the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”)

Effective July 31, 2019, the contractual advisory fee waiver for the Fund will automatically renew for a one-year term according to its terms and will decrease from 0.15% to 0.10% of the average daily net assets of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_061419